Shareholder Report, Average Annual Return (Details) 195102_2x Solana ETF_TF_TSR Annual {TF}	11 Months Ended	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
2x Solana ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		2x Solana ETF (Consolidated) NAV
Average Annual Return, Percent	(84.46%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	22.63%